Goodwill and Other Intangible Assets, Net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 15,908	$ 15,908	$ 31,816	$ 31,640	$ 63,806	$ 66,173
Franchise Agreements [Member]
Intangible asset, useful life			13 years		13 years